LEASES (Tables)	12 Months Ended
Mar. 31, 2019
LEASES
Schedule of future minimum lease payments under noncancellable operating leases and capital leases

	Thousands of Yen
	Operating
Years ending March 31,	Leases	Capital Leases
2020	¥411,355	¥52,522
2021	287,493	31,748
2022	258,579	10,979
2023	173,595	835
2024	21,825	504
Total minimum lease payments	¥1,152,847	¥96,588

Less amounts representing interest		3,339
Present value of minimum lease payments		93,249
Less current portion		50,144
Noncurrent portion		¥43,105